Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 309,129	$ 549,755	$ 55,434
Accounts receivable	429,906	427,433	0
Prepaid expenses	43,059	10,671	240
Inventory	271,143	230,197	114,645
Deferred offering costs	57,131	0
Total Current Assets	1,110,368	1,218,056	170,319
Non-current assets
Equipment, net	5,893	7,299	4,547
Intangible assets	3,759,265	3,948,106	4,195,353
Operating lease right-of-use asset	69,923	129,683	39,367
Total Assets	4,945,449	5,303,144	4,409,586
Current liabilities
Accounts payable and accrued liabilities	153,530	54,572	87,398
Promissory note	0	120,000	0
Convertible note payable	633,107	54,000	35,000
Due to related parties	1,255,572	1,309,077	899,153
Operating lease liability - current portion	70,923	80,136	39,367
Total Current Liabilities	2,113,132	1,617,785	1,060,918
Non-current liability
Operating lease liability - noncurrent	0	50,047	0
Total Liabilities	2,113,132	1,667,832	1,060,918
Stockholders' Equity
Common Stock par value $0.0001, authorized 1,000,000,000 shares, 97,545,388 and 93,945,388 shares issued and outstanding, respectively	3,680	9,755	9,395
Additional paid-in capital	77,393,401	72,427,996	62,719,578
Common Stock to be issued - 500,000 shares	0	180,000	0
Subscription received - 0 and 183,333 shares of Series C Preferred stock to be issued, respectively	0	500,000	0
Accumulated deficit	(74,566,018)	(69,483,666)	(59,381,400)
Total Stockholders' Equity	2,832,317	3,635,312	3,348,668
Total Liabilities and Stockholders' Equity	4,945,449	5,303,144	4,409,586
Convertible Preferred Stock Series C [Member]
Non-current liability
Preferred Stock, value	254	227	95
Convertible Series A Preferred Stock [Member]
Non-current liability
Preferred Stock, value	$ 1,000	$ 1,000	$ 1,000